Details of Significant Accounts - Financial liabilities at FV, schedule of movement in all kinds of Perfect warrants (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Nov. 20, 2023	Dec. 31, 2023	Dec. 31, 2022
Warrants
Warrant liabilities		$ 1,566	$ 3,207
Private Placement Warrants
Warrants
Warrants converted during period (in shares)		0
Warrant liabilities
Warrants
Ending balance (in shares)		20,850
Warrant liabilities | Public Warrants
Warrants
Beginning balance (in shares)		11,500	0
Converted from provident's warrants as part of business combination (in shares)			11,500
Exercised warrants (in shares)			0
Ending balance (in shares)		12,750	11,500
Warrant liabilities | Private Placement Warrants
Warrants
Beginning balance (in shares)		6,600	0
Converted from provident's warrants as part of business combination (in shares)			6,600
Exercised warrants (in shares)			0
Ending balance (in shares)		6,600	6,600
Warrant liabilities | Forward Purchase Warrants
Warrants
Beginning balance (in shares)		2,750	0
Converted from provident's warrants as part of business combination (in shares)			2,750
Exercised warrants (in shares)			0
Warrants converted during period (in shares)		(1,250)
Ending balance (in shares)		1,500	2,750
Warrant liabilities | Public Warrants and Forward Purchase Warrants [Member]
Warrants
Warrants converted during period (in shares)	1,250	1,250